Costs and Estimated Earnings on Uncompleted Contracts	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Costs and Estimated Earnings on Uncompleted Contracts [Abstract]
Costs and Estimated Earnings on Uncompleted Contracts
5.	Costs and Estimated Earnings on Uncompleted Contracts

Costs and estimated earnings on uncompleted contracts consist of the following at March 31, 2017 and December 31, 2016:

	2017	2016
Costs incurred on uncompleted contracts	$323,411	$316,722
Provision for loss on uncompleted contracts	-	-
Estimated income	34,697	40,488
	358,108	357,210
Less: billings to date	(371,665)	(372,339)
	$(13,557)	$(15,129)

The above amounts are included in the accompanying condensed consolidated balance sheets under the following captions at March 31, 2017 and December 31, 2016.

	2017	2016
Costs and estimated earnings in excess of billings on uncompleted contracts	$24,266	$33,349
Billings in excess of cost and estimated earnings on uncompleted contracts	(37,823)	(48,478)
	$(13,557)	(15,129)

Although management believes it has established adequate procedures for estimating costs to complete on open contracts, it is at least reasonably possible that additional significant costs could occur on contracts prior to completion. The Company periodically evaluates and revises its estimates and makes adjustments when they are considered necessary.

5.	Costs and Estimated Earnings on Uncompleted Contracts

Costs and estimated earnings on uncompleted contracts consist of the following at December 31, 2016 and 2015:

	Successor 2016	Predecessor 2015
Costs incurred on uncompleted contracts	$316,722	$18,363
Provision for loss on uncompleted contracts	-	-
Estimated earnings (losses)	40,488	6,786
	357,210	25,149
Less: billings to date	(372,339)	(53,173)
	$(15,129)	$(28,024)

The above amounts are included in the accompanying consolidated balance sheets under the following captions at December 31, 2016 and 2015.

	Successor 2016	Predecessor 2015
Costs and estimated earnings in excess of billings on uncompleted contracts	$33,349	$-
Billings in excess of cost and estimated earnings on uncompleted contracts	(48,478)	(28,024)
	$(15,129)	$(28,024)

Although management believes it has established adequate procedures for estimating costs to complete on open contracts, it is at least reasonably possible that additional significant costs could occur on contracts prior to completion. The Company periodically evaluates and revises its estimates and makes adjustments when they are considered necessary.